Fair Value Measurements	12 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Marketable securities measured at fair value at June 30, 2013 and June 30, 2012 totaled $10,483 and $10,322, respectively. These marketable securities are held in a rabbi trust for a non-qualified deferred compensation plan. The marketable securities are included in other assets on the consolidated balance sheets and their fair values were valued using quoted market prices (Level 1 in the fair value hierarchy).